WARRANT AGREEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Warrant Agreements Tables
Company warrant activity

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Granted	588,644	1.00	2.76
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, September 30, 2018	5,340,751	1.95	2.25
Exercisable at September 30, 2018	3,804,751	1.93	2.28

	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2016	4,392,107	1.97	6.17
Granted	1,660,000	3.08	2.62
Exercised	(1,300,000)	(3.94)	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2017	4,752,107	2.90	4.98
Exercisable at December 31, 2017	3,101,026	3.40	3.93

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 - $7.00	4,752,107	4.98	$2.90	3,101,026	$3.40
	4,752,107	4.98	$2.90	3,101,026	$3.40

Weighted Average fair value of warrants granted

Range of Exercise Price	Number of Warrants	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$1.00 – $7.00	5,340,751	2.25	$1.95	3,804,751	$1.93
	5,340,751	2.25	$1.95	3,804,751	$1.93

	December 31, 2017	December 31, 2016
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.92%	1.83%
Expected stock price volatility	84.43%	84.42%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%

Weighted-average significant assumptions of warrant

	September 30, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	2.20%
Expected stock price volatility	146.68%	75.43%
Expected dividend payout	-	-
Expected option life (in years)	3	3
Expected forfeiture rate	0%	0%